Related Party Transactions (Schedule of Key Management Personnel Compensation) (Details) - USD ($) $ in Thousands		11 Months Ended	12 Months Ended
		Dec. 31, 2017	Jan. 31, 2017
Related party transactions [abstract]
Salaries and other short-term benefits		$ 1,898	$ 1,828
Other long-term benefits		42	44
Share-based payment	[1]	836	1,709
Total		$ 2,776	$ 3,581

[1]	Share-based payment represents the amount capitalized or expensed during the period (see Note 10).